Ford Credit Auto Owner Trust 2018-B
Monthly Investor Report

Collection Period	July 2022
Payment Date	8/15/2022
Transaction Month	46
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,161,498,793.26	40,936		58.4 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$205,000,000.00	2.50308%		November 15, 2019
Class A-2a Notes	$275,000,000.00	2.96%		September 15, 2021
Class A-2b Notes	$100,000,000.00	2.11914%	*	September 15, 2021
Class A-3 Notes	$317,000,000.00	3.24%		April 15, 2023
Class A-4 Notes	$102,980,000.00	3.38%		March 15, 2024
Class B Notes	$31,580,000.00	3.53%		May 15, 2024
Class C Notes	$21,050,000.00	3.68%		April 15, 2025
Total	$1,052,610,000.00
		* One-month LIBOR + 0.12%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$317,940.45

Principal:
Principal Collections	$7,298,519.53
Prepayments in Full	$2,163,444.81
Liquidation Proceeds	$53,521.13
Recoveries	$17,224.67
Sub Total	$9,532,710.14
Collections	$9,850,650.59

Purchase Amounts:
Purchase Amounts Related to Principal	$196,815.09
Purchase Amounts Related to Interest	$558.61
Sub Total	$197,373.70

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$10,048,024.29

Ford Credit Auto Owner Trust 2018-B
Monthly Investor Report

Collection Period	July 2022
Payment Date	8/15/2022
Transaction Month	46
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$10,048,024.29
Servicing Fee	$107,365.12	$107,365.12	$0.00	$0.00	$9,940,659.17
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$9,940,659.17
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$9,940,659.17
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$9,940,659.17
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$9,940,659.17
Interest - Class A-4 Notes	$128,121.20	$128,121.20	$0.00	$0.00	$9,812,537.97
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$9,812,537.97
Interest - Class B Notes	$92,897.83	$92,897.83	$0.00	$0.00	$9,719,640.14
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$9,719,640.14
Interest - Class C Notes	$64,553.33	$64,553.33	$0.00	$0.00	$9,655,086.81
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$9,655,086.81
Regular Principal Payment	$8,854,771.93	$8,854,771.93	$0.00	$0.00	$800,314.88
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$800,314.88
Residual Released to Depositor	$0.00	$800,314.88	$0.00	$0.00	$0.00
Total		$10,048,024.29

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$8,854,771.93
Total					$8,854,771.93
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$8,854,771.93	$85.99	$128,121.20	$1.24	$8,982,893.13	$87.23
Class B Notes	$0.00	$0.00	$92,897.83	$2.94	$92,897.83	$2.94
Class C Notes	$0.00	$0.00	$64,553.33	$3.07	$64,553.33	$3.07
Total	$8,854,771.93	$8.41	$285,572.36	$0.27	$9,140,344.29	$8.68

Ford Credit Auto Owner Trust 2018-B
Monthly Investor Report

Collection Period	July 2022
Payment Date	8/15/2022
Transaction Month	46

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$45,486,816.20	0.4417053	$36,632,044.27	0.3557200
Class B Notes	$31,580,000.00	1.0000000	$31,580,000.00	1.0000000
Class C Notes	$21,050,000.00	1.0000000	$21,050,000.00	1.0000000
Total	$98,116,816.20	0.0932129	$89,262,044.27	0.0848007

Pool Information
Weighted Average APR	3.025%	3.026%
Weighted Average Remaining Term	20.81	20.05
Number of Receivables Outstanding	13,853	13,393
Pool Balance	$128,838,147.60	$119,076,139.86
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$119,169,561.70	$110,314,789.77
Pool Factor	0.1109240	0.1025194

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$2,631,593.19
Yield Supplement Overcollateralization Amount	$8,761,350.09
Targeted Overcollateralization Amount	$29,814,095.59
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$29,814,095.59

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$2,631,593.19
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$2,631,593.19
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$2,631,593.19

Ford Credit Auto Owner Trust 2018-B
Monthly Investor Report

Collection Period	July 2022
Payment Date	8/15/2022
Transaction Month	46
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		29	$49,707.18
(Recoveries)		66	$17,224.67
Net Loss for Current Collection Period			$32,482.51
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.3025%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			-0.0165%
Second Prior Collection Period			0.5442%
Prior Collection Period			0.3764%
Current Collection Period			0.3145%
Four Month Average (Current and Prior Three Collection Periods)			0.3046%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2,388	$9,685,364.80
(Cumulative Recoveries)			$2,653,946.39
Cumulative Net Loss for All Collection Periods			$7,031,418.41
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.6054%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,055.85
Average Net Loss for Receivables that have experienced a Realized Loss			$2,944.48

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.32%	118	$1,576,216.69
61-90 Days Delinquent	0.13%	13	$151,158.37
91-120 Days Delinquent	0.05%	5	$65,157.75
Over 120 Days Delinquent	0.29%	16	$342,609.24
Total Delinquent Receivables	1.79%	152	$2,135,142.05

Repossession Inventory:
Repossessed in the Current Collection Period		1	$25,048.67
Total Repossessed Inventory		3	$79,482.36

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.3346%
Prior Collection Period			0.2887%
Current Collection Period			0.2539%
Three Month Average			0.2924%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.60%
25-36	2.90%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.4694%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2018-B
Monthly Investor Report

Collection Period	July 2022
Payment Date	8/15/2022
Transaction Month	46

Receivables Granted Payment Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	44	$564,812.42
2 Months Extended	36	$432,657.09
3+ Months Extended	7	$108,475.24

Total Receivables Extended:	87	$1,105,944.75

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 4, 2022

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer